Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Due from Affiliates, Net

The Company considers its professionals and non-consolidated funds to be affiliates. Due from affiliates, net consists of the following:

	March 31, 2021	December 31, 2020
	(Unaudited)
Management and BDC Part I Fees receivable	$90,648	$78,586
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	9,605	14,112

Total	$100,253	$92,698

The Company considers its professionals and non-consolidated funds to be affiliates. Due from affiliates, net consists of the following:

	December 31, 2020	December 31, 2019
Management and BDC Part I Fees receivable	$78,586	$32,473
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	14,112	10,401

Total	$92,698	$42,874